First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 88.8%
	Airlines – 1.5%
$1,000,000	Air Canada (a)	4.00%	07/01/25	$1,050,000
845,000	Copa Holdings S.A. (a)	4.50%	04/15/25	837,141
1,730,000	Southwest Airlines Co.	1.25%	05/01/25	2,013,985
				3,901,126
	Automobiles – 6.6%
970,000	Tesla, Inc.	1.25%	03/01/21	3,858,781
1,720,000	Tesla, Inc.	2.00%	05/15/24	7,952,936
1,020,000	Tesla, Inc.	2.38%	03/15/22	4,456,763
1,010,000	Winnebago Industries, Inc. (a)	1.50%	04/01/25	1,176,788
				17,445,268
	Biotechnology – 6.5%
625,000	Apellis Pharmaceuticals, Inc., Series May (a)	3.50%	09/15/26	621,384
3,060,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	3,697,494
1,215,000	Bridgebio Pharma, Inc. (a)	2.50%	03/15/27	1,174,325
1,875,000	Exact Sciences Corp.	0.38%	03/15/27	2,070,039
1,025,000	Halozyme Therapeutics, Inc. (a)	1.25%	12/01/24	1,354,281
975,000	Insmed, Inc.	1.75%	01/15/25	946,320
600,000	Invitae Corp. (a)	2.00%	09/01/24	734,195
750,000	Ionis Pharmaceuticals, Inc. (a)	0.13%	12/15/24	739,040
1,310,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	2,172,402
1,400,000	PTC Therapeutics, Inc. (a)	1.50%	09/15/26	1,580,327
1,030,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	2,283,767
				17,373,574
	Communications Equipment – 2.1%
3,300,000	Lumentum Holdings, Inc., Series QIB (a)	0.50%	12/15/26	3,862,358
1,435,000	Viavi Solutions, Inc.	1.00%	03/01/24	1,763,227
				5,625,585
	Construction & Engineering – 0.3%
800,000	Vinci S.A., Series DGFP (b)	0.38%	02/16/22	877,292
	Consumer Finance – 0.4%
1,020,000	LendingTree, Inc. (a)	0.50%	07/15/25	1,063,952
	Diversified Consumer Services – 1.1%
1,675,000	Chegg, Inc.	0.13%	03/15/25	2,799,772
	Diversified Financial Services – 0.5%
1,400,000	AXA S.A. (a)	7.25%	05/15/21	1,340,500
	Diversified Telecommunication Services – 0.5%
785,000	Bandwidth, Inc. (a)	0.25%	03/01/26	1,326,525
	Electronic Equipment, Instruments & Components – 0.3%
725,000	II-VI, Inc.	0.25%	09/01/22	923,753
	Entertainment – 4.5%
1,280,000	Bilibili, Inc. (a)	1.25%	06/15/27	1,578,427
995,000	iQIYI, Inc.	2.00%	04/01/25	960,175
1,050,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,225,143
1,475,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,542,232
540,000	Sea Ltd. (a)	1.00%	12/01/24	1,330,509
2,100,000	Sea Ltd. (a)	2.38%	12/01/25	3,254,409
1,575,000	Zynga, Inc.	0.25%	06/01/24	2,113,453
				12,004,348

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Equity Real Estate Investment Trusts – 0.5%
$950,000	IH Merger Sub LLC	3.50%	01/15/22	$1,297,185
	Health Care Equipment & Supplies – 5.2%
885,000	CONMED Corp.	2.63%	02/01/24	1,009,309
1,330,000	DexCom, Inc.	0.75%	12/01/23	3,558,581
2,145,000	DexCom, Inc. (a)	0.25%	11/15/25	2,323,303
545,000	Envista Holdings Corp. (a)	2.38%	06/01/25	697,916
325,000	Insulet Corp.	1.38%	11/15/24	720,605
2,700,000	Insulet Corp. (a)	0.38%	09/01/26	3,117,717
1,022,000	NuVasive, Inc. (a)	0.38%	03/15/25	956,263
1,085,000	Tandem Diabetes Care, Inc. (a)	1.50%	05/01/25	1,334,967
				13,718,661
	Health Care Providers & Services – 0.3%
180,000	Anthem, Inc.	2.75%	10/15/42	686,068
	Health Care Technology – 2.3%
925,000	Livongo Health, Inc. (a)	0.88%	06/01/25	1,711,828
410,000	Teladoc Health, Inc.	1.38%	05/15/25	1,813,826
2,100,000	Teladoc Health, Inc. (a)	1.25%	06/01/27	2,705,051
				6,230,705
	Hotels, Restaurants & Leisure – 3.2%
730,000	Bloomin’ Brands, Inc. (a)	5.00%	05/01/25	915,694
1,890,000	Carnival Corp. (a)	5.75%	04/01/23	2,748,154
1,500,000	NCL Corp. Ltd. (a)	6.00%	05/15/24	1,768,920
635,000	NCL Corp. Ltd. (a)	5.38%	08/01/25	593,717
665,000	Penn National Gaming, Inc.	2.75%	05/15/26	1,100,991
1,367,000	Royal Caribbean Cruises Ltd. (a)	4.25%	06/15/23	1,303,236
				8,430,712
	Interactive Media & Services – 4.6%
840,000	JOYY, Inc.	1.38%	06/15/26	896,175
2,390,000	Match Group Financeco 2, Inc. (a)	0.88%	06/15/26	3,294,927
545,000	Match Group Financeco, Inc. (a)	0.88%	10/01/22	1,276,269
1,025,000	Snap, Inc. (a)	0.25%	05/01/25	1,298,348
1,780,000	Snap, Inc.	0.75%	08/01/26	2,238,350
720,000	Zillow Group, Inc. (a)	0.75%	09/01/24	1,194,597
1,595,000	Zillow Group, Inc.	2.75%	05/15/25	2,100,030
				12,298,696
	Internet & Direct Marketing Retail – 4.5%
1,725,000	Booking Holdings, Inc. (a)	0.75%	05/01/25	2,179,538
1,180,000	Etsy, Inc. (a)	0.13%	10/01/26	1,794,217
1,100,000	JPMorgan Chase Bank N.A. (a)	0.13%	01/01/23	1,309,000
520,000	MercadoLibre, Inc.	2.00%	08/15/28	1,349,792
733,000	Pinduoduo, Inc. (a)	(c)	10/01/24	1,595,358
1,635,000	Wayfair, Inc.	1.13%	11/01/24	3,836,372
				12,064,277
	IT Services – 6.4%
3,245,000	Akamai Technologies, Inc.	0.13%	05/01/25	4,226,434
925,000	KBR Inc.	2.50%	11/01/23	1,046,999
1,236,000	MongoDB, Inc. (a)	0.25%	01/15/26	1,606,138
2,250,000	Okta, Inc. (a)	0.13%	09/01/25	3,047,354
850,000	Sabre GLBL, Inc. (a)	4.00%	04/15/25	1,041,254
2,100,000	Square, Inc.	0.50%	05/15/23	3,752,086

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	IT Services (Continued)
$545,000	Twilio, Inc.	0.25%	06/01/23	$2,131,488
				16,851,753
	Leisure Products – 0.4%
795,000	Callaway Golf, Co. (a)	2.75%	05/01/26	1,061,399
	Life Sciences Tools & Services – 1.8%
1,095,000	Illumina, Inc.	(c)	08/15/23	1,237,082
815,000	Illumina, Inc.	0.50%	06/15/21	1,252,872
975,000	NanoString Technologies, Inc. (a)	2.63%	03/01/25	1,009,393
925,000	Repligen Corp.	0.38%	07/15/24	1,349,390
				4,848,737
	Machinery – 0.7%
582,000	Chart Industries, Inc. (a)	1.00%	11/15/24	774,564
1,060,000	Meritor, Inc.	3.25%	10/15/37	1,095,108
				1,869,672
	Media – 1.9%
825,000	DISH Network Corp.	3.38%	08/15/26	761,582
1,801,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	2,853,610
1,250,000	Liberty Media Corp.	1.38%	10/15/23	1,365,168
				4,980,360
	Metals & Mining – 1.0%
750,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	655,609
1,225,000	SSR Mining, Inc.	2.50%	04/01/39	1,871,696
				2,527,305
	Mortgage Real Estate Investment Trusts – 0.4%
845,000	Chimera Investment Corp.	7.00%	04/01/23	1,152,170
	Oil, Gas & Consumable Fuels – 0.6%
1,420,000	Pioneer Natural Resources Co. (a)	0.25%	05/15/25	1,685,540
	Pharmaceuticals – 0.5%
1,215,000	Pacira BioSciences, Inc. (a)	0.75%	08/01/25	1,240,023
	Professional Services – 0.4%
890,000	FTI Consulting, Inc.	2.00%	08/15/23	1,182,810
	Road & Rail – 0.3%
650,000	Lyft, Inc. (a)	1.50%	05/15/25	698,435
	Semiconductors & Semiconductor Equipment – 9.6%
358,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	3,457,242
935,000	Cree, Inc. (a)	1.75%	05/01/26	1,511,778
3,700,000	Inphi Corp. (a)	0.75%	04/15/25	4,834,938
1,070,000	Microchip Technology, Inc.	1.63%	02/15/25	2,324,575
2,325,000	Microchip Technology, Inc.	1.63%	02/15/27	3,397,523
370,000	Micron Technology, Inc., Series D	3.13%	05/01/32	1,839,594
40,000	Novellus Systems, Inc.	2.63%	05/15/41	472,320
1,604,000	ON Semiconductor Corp.	1.63%	10/15/23	2,008,707
1,310,000	Silicon Laboratories, Inc. (a)	0.63%	06/15/25	1,442,539
1,610,000	Synaptics, Inc.	0.50%	06/15/22	2,005,691
790,000	Teradyne, Inc.	1.25%	12/15/23	2,239,451
				25,534,358

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software – 17.8%
$370,000	2U, Inc. (a)	2.25%	05/01/25	$668,032
1,290,000	Alteryx, Inc.	0.50%	08/01/24	1,548,446
900,000	Atlassian, Inc.	0.63%	05/01/23	1,968,850
1,465,000	Blackline, Inc. (a)	0.13%	08/01/24	1,991,792
770,000	Cerence Inc. (a)	3.00%	06/01/25	1,002,011
580,000	Cloudflare, Inc. (a)	0.75%	05/15/25	776,838
2,042,000	Coupa Software, Inc.	0.13%	06/15/25	4,069,972
1,300,000	Coupa Software, Inc. (a)	0.38%	06/15/26	1,629,975
1,123,000	Datadog, Inc. (a)	0.13%	06/15/25	1,423,309
810,000	DocuSign, Inc.	0.50%	09/15/23	2,465,913
750,000	Envestnet, Inc.	1.75%	06/01/23	997,746
370,000	Everbridge, Inc. (a)	0.13%	12/15/24	524,532
1,075,000	Five9, Inc. (a)	0.50%	06/01/25	1,244,312
790,000	HubSpot, Inc. (a)	0.38%	06/01/25	887,367
1,300,000	Nuance Communications, Inc.	1.25%	04/01/25	1,952,774
2,625,000	Palo Alto Networks, Inc.	0.75%	07/01/23	3,034,767
1,305,000	Pegasystems, Inc. (a)	0.75%	03/01/25	1,466,880
1,225,000	Q2 Holdings, Inc.	0.75%	06/01/26	1,526,275
875,000	RealPage, Inc.	1.50%	05/15/25	945,527
205,000	RingCentral, Inc.	(c)	03/15/23	728,707
2,165,000	RingCentral, Inc. (a)	(c)	03/01/25	2,382,714
790,000	ServiceNow, Inc.	(c)	06/01/22	2,575,921
1,440,000	Splunk, Inc.	0.50%	09/15/23	2,178,814
2,675,000	Splunk, Inc. (a)	1.13%	06/15/27	3,040,925
2,230,000	Workday, Inc.	0.25%	10/01/22	3,009,682
1,495,000	Zendesk, Inc. (a)	0.63%	06/15/25	1,692,198
1,310,000	Zscaler, Inc. (a)	0.13%	07/01/25	1,492,902
				47,227,181
	Specialty Retail – 2.1%
815,000	Burlington Stores, Inc. (a)	2.25%	04/15/25	916,066
1,120,000	Dick’s Sporting Goods, Inc. (a)	3.25%	04/15/25	1,690,853
685,000	National Vision Holdings, Inc. (a)	2.50%	05/15/25	859,488
1,280,000	RH	(c)	06/15/23	2,023,806
				5,490,213
	Total Convertible Corporate Bonds			235,757,955
	(Cost $184,354,617)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 10.0%
	Auto Components – 0.3%
8,345	Aptiv PLC, Series A	5.50%	06/15/23	852,942
	Chemicals – 0.2%
14,500	International Flavors & Fragrances, Inc.	6.00%	09/15/21	663,520
	Electric Utilities – 0.4%
21,450	NextEra Energy, Inc.	5.28%	03/01/23	1,039,038
	Health Care Equipment & Supplies – 2.5%
33,650	Becton Dickinson and Co., Series B	6.00%	06/01/23	2,029,095
2,100	Danaher Corp., Series A	4.75%	04/15/22	2,980,152
1,400	Danaher Corp., Series B	5.00%	04/15/23	1,715,056
				6,724,303

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Internet & Direct Marketing Retail – 0.5%
1,000	2020 Mandatory Exchangeable Trust (a)	6.50%	05/16/23	$1,265,800
	Life Sciences Tools & Services – 1.1%
39,105	Avantor, Inc., Series A	6.25%	05/15/22	2,820,644
	Machinery – 1.6%
5,415	Colfax Corp.	5.75%	01/15/22	681,207
1,325	Fortive Corp., Series A	5.00%	07/01/21	1,171,592
25,250	Stanley Black & Decker, Inc.	5.25%	11/15/22	2,410,365
				4,263,164
	Metals & Mining – 0.3%
25,500	ArcelorMittal S.A.	5.50%	05/18/23	721,650
	Semiconductors & Semiconductor Equipment – 2.0%
4,555	Broadcom, Inc., Series A	8.00%	09/30/22	5,196,845
	Water Utilities – 0.3%
12,515	Essential Utilities, Inc.	6.00%	04/30/22	736,883
	Wireless Telecommunication Services – 0.8%
2,000	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	2,083,980
	Total Convertible Preferred Securities			26,368,769
	(Cost $23,666,783)
	Total Investments – 98.8%			262,126,724
	(Cost $208,021,400) (e)

Net Other Assets and Liabilities – 1.2%	3,276,986
Net Assets – 100.0%	$265,403,710

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management LLC (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $106,990,120 or 40.3% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon security.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $56,037,215 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,931,891. The net unrealized appreciation was $54,105,324.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 235,757,955	$ —	$ 235,757,955	$ —
Convertible Preferred Securities:
Internet & Direct Marketing Retail	1,265,800	—	1,265,800	—
Wireless Telecommunication Services	2,083,980	—	2,083,980	—
Other industry categories*	23,018,989	23,018,989	—	—
Total Investments	$ 262,126,724	$ 23,018,989	$ 239,107,735	$—

*	See Portfolio of Investments for industry breakout.